INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Series Twenty [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	$ 109,408		$ 71,803
Series Twenty One [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	0		28,188
Series Twenty Two [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	57,309		209,033
Write Off Of Capital Contribution Payable		$ 9,352
Series Twenty Three [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	372,667		91,241
Series Twenty Four [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	146,078		175,016
Fund Receivable		80,040
Series Twenty Five [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	70,287		51,562
Series Twenty Six [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	461,073		600,059
Fund Receivable		69,000
Write Off Of Capital Contribution Payable		1,293
Series Twenty Seven [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	226,075		259,374
Write Off Of Capital Contribution Payable		3,520
Series Twenty Eight [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	533,920		540,340
Write Off Of Capital Contribution Payable		40,968
Series Twenty Nine [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	442,926		594,731
Series Thirty [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	174,671		378,697
Fund Receivable		51,000
Write Off Of Capital Contribution Payable		22,257
Series Thirty One [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	551,230		621,755
Series Thirty Two [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	513,975		1,317,109
Write Off Of Capital Contribution Payable		2,257
Series Thirty Three [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	250,938		326,229
Series Thirty Four [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	360,810		402,243
Series Thirty Five [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	403,942		579,167
Series Thirty Six [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	381,014		567,327
Series Thirty Seven [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	973,078		1,274,223
Series Thirty Eight [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	401,471		403,406
Series Thirty Nine [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	283,760		503,080
Series Forty [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	485,428		795,406
Series Forty One [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	652,535		556,039
Series Forty Two [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	820,041		896,588
Fund Receivable		$ 39,960
Series Forty Three [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	980,275		666,281
Series Forty Four [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	612,970		645,418
Series Forty Five [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	674,036		673,720
Series Forty Six [Member]
Investments In Operating Limited Partnerships [Line Items]
Income Loss Not Recognized Under Equity Method Accounting	$ 677,325		$ 315,077